Financial Risk, Management and Objectives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 303,109	$ 100,136
Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of physical gold bullion that constitutes total equity	99.90%	99.80%
Canada | Currency Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 243,000	$ 72,000
Scenario Member | Other Price Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in market value of gold	1.00%
Increase (decrease) in equity	$ 22,600,000	$ 20,600,000
Percentage decrease in market value of gold	1.00%
Scenario Member | Canada
Disclosure of risk management strategy related to hedge accounting [line items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%